Document and Entity Information	Mar. 30, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 30, 2026
Entity Registrant Name	Apollo Global Management, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41197
Entity Tax Identification Number	86-3155788
Entity Address Address Line 1	9 West 57th Street
Entity Address Address Line 2	42nd Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001858681
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	APO
Security Exchange Name	NYSE
6.75% Series A Mandatory Convertible Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.75% Series A Mandatory Convertible Preferred Stock
Trading Symbol	APO PR A
Security Exchange Name	NYSE
7.625% Fixed-Rate Resettable Junior Subordinated Notes due 2053 [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.625% Fixed-Rate Resettable Junior Subordinated Notes due 2053
Trading Symbol	APOS
Security Exchange Name	NYSE